SUBSEQUENT EVENTS (Details 6) (Utica formation, Drilling rig, Subsequent event, USD $) In Millions, unless otherwise specified	0 Months Ended
	May 07, 2013	Jun. 01, 2013
Utica formation | Drilling rig | Subsequent event
SUBSEQUENT EVENTS
Purchase of drilling rig	$ 10.1
Remaining amount due in equal installments over twelve months		$ 1.1